Summary of significant accounting policies - Additional Information (Detail) - USD ($)		12 Months Ended
	May 01, 2018	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Accounting Policies and General Information [Line Items]
Allowance for doubtful accounts		$ 7,709,000		$ 31,000		$ 119,000	$ 126,000
Impairment of long-term investments		7,794,000		596,000
Goodwill impairment losses		0		0		0
Sales rebates provided to the agencies and advertisers		394,000		440,000		15,000
External advertising and market promotion expenses from continuing operations		$ 22,935,000		10,345,000		6,666,000
Value added tax on revenues	17.00%	16.00%
Value added tax on sub-licensing revenues		6.00%
Employee benefit costs		$ 12,501,000		$ 10,123,000		$ 8,645,000
Statutory general reserve rate		10.00%
Statutory general reserve rate of registered capital		50.00%
Dividends declared		$ 0		$ 0		$ 0
Income (Loss) from Equity Method Investments		$ (307,000)	[1]	$ (1,875,000)	[1]	$ (195,000)
Disposal Group, Including Discontinued Operation, Revenue		656,000		11,428,000		15,981,000
Long-term Investments [Member]
Accounting Policies and General Information [Line Items]
Impairment of long-term investments		7,800,000		600,000		1,660,000
Income (Loss) from Equity Method Investments				(187,000)		626,000
Accounting Standards Update 2016-02 [Member]
Accounting Policies and General Information [Line Items]
Operating Lease, Right-of-Use Asset		11,800
Operating Lease, Liability		11,400
Shenzhen Mojingou Information Service Co., Ltd [Member]
Accounting Policies and General Information [Line Items]
Income (Loss) from Equity Method Investments		$ 300,000		$ 1,300,000		$ 0
Domain name [Member]
Accounting Policies and General Information [Line Items]
Other intangible assets, amortization period		5 years
Land use right [Member]
Accounting Policies and General Information [Line Items]
Other intangible assets, amortization period		30 years

[1]	In 2018, the Group recognized a full impairment of USD 229,000 and share of loss amounted to USD 78,000 for its equity interest in Zhuhai Qianyou, accounted for using equity method, after taking into account the latest operation status and financial position.